Shareholder Report, Line Graph (Details) LMF4800_Western Asset Mortgage Total Return Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,417	$ 10,104	$ 9,726	$ 11,288	$ 11,202	$ 10,955	$ 10,334	$ 10,129	$ 9,690	$ 9,575	$ 11,216
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value	$ 10,784	$ 10,656	$ 10,144	$ 11,502	$ 11,624	$ 11,190	$ 10,522	$ 10,419	$ 10,167	$ 10,000	$ 11,709